COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under this non-cancellable operating lease
As of September 30, 2021
Remainder through December 31, 2021	$61,575
Year ending December 31, 2022	241,289
Year ending December 31, 2023	154,476
Year ending December 31, 2024	180,759
Year ending December 31, 2025 and thereafter	-
Total undiscounted finance lease payments	$638,098
Less: Imputed interest	41,300
Present value of finance lease liabilities	596,909

Year ended December 31, 2021	$51,643

Total	$51,643

Schedule of Concentration of sales
	2021	2020
Bellissima product line:

QVC direct response sales	$1,025,488	$1,313,839
Other	851,365	728,663
Total Bellissima	1,876,853	2,042,502
BiVi product line	-	-
TopPop	2,045,500	-
United Spirits	105,946	-
Hooters product line	37,585	131,182

Total	$4,065,884	$2,173,684

	2020	2019
Bellissima product line:

QVC direct response sales	$1,994,349	$366,959
Other	704,705	681,457
Total Bellissima	2,699,054	1,048,416
BiVi product line	-	3,700
Hooters product line	149,859	158,126

Total	$2,848,913	$1,210,242